LONG-TERM DEBT AND CREDIT FACILITIES (Details - Available credit facilities) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018
Disclosure of credit facilities line item
Authorized credit facilities	$ 2,090,000	$ 2,100,000
Draws on credit facilities	(685,000)	(865,000)
Letters of credit issued	(193,000)	$ (77,000)
Brookfield Asset Management credit facilities
Disclosure of credit facilities line item
Draws on credit facilities	$ 202,000
Extension of Maturity Date	June 2019
Brookfield Asset Management credit facilities | LIBOR
Disclosure of credit facilities line item
Interest rate margin	1.50%